Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 254,417	$ 271,615
Total loans, net of allowance for loan losses	936,378	949,549
FINANCIAL LIABILITIES
Deposits	1,267,748	1,268,680
Securitization liabilities at amortized cost	13,158	12,365
Subordinated notes and debentures	10,714	11,473
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	254,417	271,615
Total loans, net of allowance for loan losses	936,378	949,549
Total financial assets not carried at fair value	1,190,795	1,221,164
FINANCIAL LIABILITIES
Deposits	1,267,748	1,268,680
Securitization liabilities at amortized cost	13,158	12,365
Subordinated notes and debentures	10,714	11,473
Total financial liabilities not carried at fair value	1,291,620	1,292,518
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	250,612	266,176
Total loans, net of allowance for loan losses	939,442	949,227
Total financial assets not carried at fair value	1,190,054	1,215,403
FINANCIAL LIABILITIES
Deposits	1,278,412	1,266,562
Securitization liabilities at amortized cost	13,024	12,123
Subordinated notes and debentures	10,784	11,628
Total financial liabilities not carried at fair value	1,302,220	1,290,313
Government and government-related securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	199,347	206,815
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	196,246	202,667
Other debt securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	55,070	64,800
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 54,366	$ 63,509